Income (Loss) Per Share	9 Months Ended
Sep. 30, 2011
Income (Loss) Per Share [Abstract]
Income (Loss) Per Share

10. INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per common share is presented in conformity with the two-class method required for participating securities. Immediately prior to the completion of the Company's IPO on May 19, 2011, all shares of outstanding preferred stock automatically converted into 45,647,201 shares of our Class B common stock. Prior to the conversion of the preferred stock, holders of Series A and Series B convertible preferred stock and Series C and D redeemable convertible preferred stock were each entitled to receive non-cumulative dividends at the annual rate of $0.03, $0.05, $0.24 and $0.92 per share per annum, respectively, payable prior and in preference to any dividends on any shares of the Company's common stock. In the event a dividend was paid on common stock, the holders of Series A and Series B convertible preferred stock and Series C and D redeemable convertible preferred stock were entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis). The holders of the Company's Series A and B convertible preferred stock and Series C and D redeemable convertible preferred stock did not have a contractual obligation to share in the losses of the Company. The Company considered its preferred stock to be participating securities and, in accordance with the two-class method, earnings allocated to preferred stock and the related number of outstanding shares of preferred stock have been excluded from the computation of basic and diluted net income (loss) per common share.

Under the two-class method, net income (loss) attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period Series A and Series B convertible preferred stock and Series C and D redeemable convertible preferred stock non-cumulative dividends, between common stock and Series A and Series B convertible preferred stock and Series C and D redeemable convertible preferred stock. In computing diluted net income (loss) attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Basic net income (loss) per common share is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Shares of common stock subject to repurchase resulting from the early exercise of employee stock options are considered participating securities and are therefore included in the basic weighted-average common shares outstanding. Diluted net income per share attributable to common stockholders is computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding, including potential dilutive common shares assuming the dilutive effect of outstanding stock options using the treasury stock method.

Immediately prior to the consummation of the Company's IPO of its Class A common stock in May 2011, all outstanding shares of preferred stock and common stock were converted to Class B common stock. As a result, Class A and Class B common stock are the only outstanding equity in the Company. The rights of the holders of Class A and Class B common stock are identical, except with respect to voting and conversion. Each share of Class A common stock is entitled to one vote per share and each share of Class B common stock is entitled to ten votes per share. Shares of Class B common stock may be converted into Class A common stock at any time at the option of the stockholder, and are automatically converted upon sale or transfer to Class A common stock, subject to certain limited exceptions.

Basic net income per share is computed using the weighted-average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted-average number of common shares and, if dilutive, potential common shares outstanding during the period. The Company's potential common shares consist of the incremental common shares issuable upon the exercise of stock options. The dilutive effect of outstanding stock options is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A common stock assumes the conversion of Class B common stock, while the diluted net income per share of Class B common stock does not assume the conversion of Class A common stock as Class A common stock is not convertible into Class B common stock.

The undistributed earnings are allocated based on the contractual participation rights of the Class A and Class B common shares as if the earnings for the year have been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B common stock is assumed in the computation of the diluted net income per share of Class A common stock, the undistributed earnings are equal to net income for that computation.

The following table presents the calculation of basic and diluted net income (loss) per share (in thousands, except per share data):

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
	Class B	Class B	Class B	Class B	Class A	Class B
				(Unaudited)
Basic net income (loss) per share:
Numerator:
Allocation of distributed earnings	$(4,522)	$(3,973)	$15,385	$10,068	$323	$4,670
Less: undistributed earnings allocated to preferred stockholders	—	—	(11,956)	(8,215)	—	—

Allocation of distributed earnings attributable to common stockholders	$(4,522)	$(3,973)	$3,429	$1,853	$323	$4,670

Denominator:
Weighted-average common shares outstanding	42,389	41,184	42,446	42,239	4,522	65,470
Basic net income (loss) per share	$(0.11)	$(0.10)	$0.08	$0.04	$0.07	$0.07

Diluted net income (loss) per share:
Numerator:
Allocation of distributed earnings for basic computation	$(4,522)	$(3,973)	$15,385	$10,068	$323	$4,670
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	—	—	—	—	4,670	—
Reallocation of undistributed earnings to Class B shares	—	—	—	—	—	101
Less: undistributed earnings allocated to preferred stockholders	—	—	(11,956)	(8,215)	—	—

Allocation of undistributed earnings	$(4,522)	$(3,973)	$3,429	$1,853	$4,993	$4,771

Denominator:
Number of shares used in basic calculation	42,389	41,184	42,446	42,239	4,522	65,470
Weighted-average effect of dilutive securities

Add:
Conversion of preferred stock in connection with IPO	—	—	—	—	—	22,907
Conversion of Class B to Class A common shares outstanding	—	—	—	—	88,377	—
Employee stock options	—	—	4,013	3,247	9,676	9,676
Restricted stock units	—	—	—	—	6	—
Employee stock purchase plan	—	—	—	—	32	—

Number of shares used in diluted calculation	42,389	41,184	46,459	45,486	102,613	98,053
Diluted	$(0.11)	$(0.10)	$0.07	$0.04	$0.05	$0.05

The following weighted-average employee stock options were excluded from the calculation of diluted net income (loss) per share because their effect would have been anti-dilutive for the periods presented (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(Unaudited)
Employee stock options	4,165	9,687	2,581	2,876	545
Restricted stock units	—	—	—	—	56

Total	4,165	9,687	2,581	2,876	601